SITE CLOSURE PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2025
SITE CLOSURE PROVISIONS
Schedule of reconciliation of changes in site closure provisions

	Musselwhite	Camino	Nevada	Cerro Quema
	Mine	Rojo	projects	Project	Total
At January 1, 2024	$—	$4,826	$2,098	$500	$7,424
Acquisition of Contact Gold Corp.	—	—	156	—	156
Changes in cost estimates	—	1,244	433	—	1,677
Accretion during the year (note 7)	—	483	21	—	504
At December 31, 2024	—	6,553	2,708	500	9,761
Acquisition of Musselwhite Mine (note 12)	49,709	—	—	—	49,709
Required remeasurement under IAS 37	46,462	—	—	—	46,462
Changes in cost estimates	(3,197)	573	474	—	(2,150)
Accretion during the year (note 7)	2,416	534	116	—	3,066
At December 31, 2025	$95,390	$7,660	$3,298	$500	$106,848

Schedule of inputs used for site closure provisions

			Undiscounted
		Estimated	risk-adjusted
		settlement dates	cash flows	Inflation rate	Discount rate
December 31, 2025	Musselwhite Mine	2029 to 2074	$121,310	2.0%	3.6%
	Camino Rojo	2033 to 2047	$13,072	3.7%	8.5%
	Nevada projects	2037 to 2039	$3,349	2.4%	4.0%
	Cerro Quema		$500	—	—

December 31, 2024	Camino Rojo	2033 to 2047	$11,085	4.0%	9.5%
	Nevada projects	2037 to 2039	$2,780	2.4%	3.9%
	Cerro Quema		$500	—	—